Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

12.          Intangible assets, net

	December 31,	December 31,
(In thousands)	2024	2025
Customer relationships	—	17,698
Brand name	—	10,201
Technology	3,869	6,189
Land use rights	4,932	5,044
Audio - visual license	5,456	5,579
Acquired computer software	3,662	3,953
Others	170	2
Total original costs	18,089	48,666
Less: Accumulated amortization	(9,779)	(13,429)
Less: Accumulated impairment	—	(2,515)
Total	8,310	32,722

During the years ended December 31, 2024 and 2025, the Company acquired intangible assets amounting to US$3,869,000 and US$29,672,000, respectively, in connection with a business combination, which was measured at fair value upon acquisition, details are included in Note 3.

For the year ended December 31, 2025, impairment charge of US$2,515,000 was recorded for the technology acquired from the business combination of Billionaire (Note 3). This impairment was triggered by the failure to achieve expected user acquisition targets following the acquisition, which resulted in the asset’s carrying value exceeding its recoverable amount.

Amortization expense recognized for the years ended December 31, 2023, 2024 and 2025 are summarized as follows:

	Years ended December 31
(In thousands)	2023	2024	2025
Cost of revenues	53	781	1,161
Selling and distribution expenses	—	—	1,407
General and administrative expenses	1,048	1,027	943
Research and development expenses	—	—	8
Total	1,101	1,808	3,519

The estimated aggregate amortization expense for each of the next five years as of December 31, 2025 is:

(In thousands)	Intangible assets
2026	3,879
2027	3,324
2028	3,144
2029	3,105
2030 and thereafter	19,270

12.          Intangible assets, net (Continued)

The weighted average amortization periods of intangible assets as of December 31, 2024 and 2025 are as below:

	December 31,	December 31,
(In year)	2024	2025
Customer relationships	—	10
Brand name	—	15
Technology	5	5
Land use rights	29	29
Audio-visual license	9	9
Acquired computer software	5	5
Others	3	3
Total weighted average amortization periods	10	11